Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	£ 314	£ 236
Exchange adjustments	(9)	(10)
Additions	4	27
Disposals		(1)
Distributions received	(31)	(7)
Net fair value movements through Other comprehensive income	53
Other movements		(5)
Profit/(loss) after tax recognised in the consolidated income statement	33	74	£ 31
Ending of investments	364	314	236
Joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	15	19
Exchange adjustments		(1)
Additions		16
Disposals		(1)
Other movements		(7)
Profit/(loss) after tax recognised in the consolidated income statement		(11)	3
Ending of investments	15	15	19
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Beginning of investments	299	217
Exchange adjustments	(9)	(9)
Additions	4	11
Distributions received	(31)	(7)
Net fair value movements through Other comprehensive income	53
Other movements		2
Profit/(loss) after tax recognised in the consolidated income statement	33	85
Ending of investments	£ 349	£ 299	£ 217